United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04984

AMERICAN BEACON FUNDS

(Exact name of Registrant as specified in charter)

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Address of principal executive offices) (Zip code)

Gregory J. Stumm, PRESIDENT

220 East Las Colinas Blvd., Suite 1200

Irving, Texas 75039

(Name and address of agent for service)

Registrant’s telephone number, including area code: (817) 391-6100

Date of fiscal year end: January 31, 2025

Date of reporting period: October 31, 2024

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1.	SCHEDULE OF INVESTMENTS.

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2024 (Unaudited)

	Principal Amount		Fair Value
Angola - 4.07%
Foreign Sovereign Obligations - 4.07%
Angola Government International Bonds,
8.250%, Due 5/9/2028A	$	3,780,000	$3,608,539
8.000%, Due 11/26/2029		4,000,000	3,671,712
8.750%, Due 4/14/2032		3,475,000	3,144,875
8.750%, Due 4/14/2032A		3,922,000	3,549,410
9.375%, Due 5/8/2048A		4,346,000	3,704,357
9.125%, Due 11/26/2049A		7,967,000	6,652,445
Republic of Angola Via Avenir Issuer II Ireland DAC, 6.927%, Due 2/19/2027A		1,232,143	1,185,739

Total Foreign Sovereign Obligations			25,517,077

Total Angola (Cost $26,011,498)			25,517,077

Argentina - 2.11%
Foreign Sovereign Obligations - 2.11%
Argentina Republic Government International Bonds,
1.000%, Due 7/9/2029		227,491	163,263
0.750%, Due 7/9/2030B		2,906,414	1,955,529
4.125%, Due 7/9/2035B		20,112,784	11,126,961

Total Foreign Sovereign Obligations			13,245,753

Total Argentina (Cost $11,911,628)			13,245,753

Armenia - 1.19%
Foreign Sovereign Obligations - 1.19%
Republic of Armenia Treasury Bonds,
7.000%, Due 4/29/2026	AMD	385,000,000	957,385
9.000%, Due 4/29/2026		325,000,000	830,909
9.250%, Due 4/29/2028		2,240,000,000	5,681,657

Total Foreign Sovereign Obligations			7,469,951

Total Armenia (Cost $7,329,688)			7,469,951

Azerbaijan - 0.47% (Cost $2,909,694)
Credit-Linked Notes - 0.47%
Azerbaijan Treasury Bonds (Issuer ICBC Standard Bank PLC), 7.500%, Due 5/11/2028C	AZN	5,000,000	2,917,853

Benin - 0.73%
Foreign Sovereign Obligations - 0.73%
Benin Government International Bonds,
7.960%, Due 2/13/2038A	$	2,416,000	2,377,465
6.875%, Due 1/19/2052C	EUR	2,408,000	2,175,985

Total Foreign Sovereign Obligations			4,553,450

Total Benin (Cost $4,836,103)			4,553,450

Cameroon - 1.65%
Foreign Sovereign Obligations - 1.65%
Republic of Cameroon International Bonds,
9.500%, Due 7/31/2031A	$	1,476,000	1,415,115
5.950%, Due 7/7/2032C	EUR	7,364,000	6,428,177
5.950%, Due 7/7/2032A		2,850,000	2,487,820

Total Foreign Sovereign Obligations			10,331,112

Total Cameroon (Cost $13,184,861)			10,331,112

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2024 (Unaudited)

	Principal Amount		Fair Value
Congo - 0.43% (Cost $2,600,000)
Credit-Linked Notes - 0.43%
Democratic Republic of Congo (Issuer Tugela BV), 12.276%, Due 12/14/2027, (6 mo. USD Term SOFR + 7.000%)C D	$	2,600,000	$2,712,320

Dominican Republic - 3.34%
Foreign Sovereign Obligations - 3.34%
Dominican Republic Central Bank Notes, 13.000%, Due 12/5/2025A	DOP	105,000,000	1,773,552
Dominican Republic International Bonds,
12.000%, Due 8/8/2025A		182,500,000	3,069,446
9.750%, Due 6/5/2026A		8,850,000	148,343
8.000%, Due 2/12/2027A		220,000,000	3,452,508
12.750%, Due 9/23/2029C		249,000,000	4,569,813
13.625%, Due 2/3/2033C		54,750,000	1,090,339
13.625%, Due 2/3/2033A		67,650,000	1,370,404
11.250%, Due 9/15/2035C		184,000,000	3,315,660
10.750%, Due 6/1/2036C		123,000,000	2,163,578

Total Foreign Sovereign Obligations			20,953,643

Total Dominican Republic (Cost $21,485,524)			20,953,643

Ecuador - 1.97%
Foreign Sovereign Obligations - 1.97%
Ecuador Government International Bonds,
6.900%, Due 7/31/2030B C	$	1,556,850	1,068,856
6.900%, Due 7/31/2030A B		2,482,000	1,704,018
5.500%, Due 7/31/2035B C		3,789,045	2,090,627
5.500%, Due 7/31/2035A B		11,674,000	6,441,196
5.000%, Due 7/31/2040B C		1,625,550	824,375
5.000%, Due 7/31/2040A B		438,000	222,126

Total Foreign Sovereign Obligations			12,351,198

Total Ecuador (Cost $14,075,395)			12,351,198

Egypt - 2.98%
Foreign Sovereign Obligations - 2.98%
Egypt Government Bonds,
14.483%, Due 4/6/2026	EGP	6,500,000	113,009
24.458%, Due 10/1/2027		128,970,000	2,573,626
15.700%, Due 11/7/2027		10,000,000	164,014
Egypt Government International Bonds,
6.375%, Due 4/11/2031A	EUR	443,000	414,471
8.875%, Due 5/29/2050A	$	6,645,000	5,414,160
7.500%, Due 2/16/2061A		2,600,000	1,830,223
Egypt Treasury Bills,
30.160%, Due 12/10/2024	EGP	242,825,000	4,817,269
28.770%, Due 12/17/2024		74,375,000	1,467,026
26.210%, Due 3/11/2025		1,000,000	18,521
25.900%, Due 5/20/2025		106,000,000	1,871,171

Total Foreign Sovereign Obligations			18,683,490

Total Egypt (Cost $19,560,316)			18,683,490

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2024 (Unaudited)

	Principal Amount		Fair Value
El Salvador - 1.27%
Foreign Sovereign Obligations - 1.27%
El Salvador Government International Bonds,
0.250%, Due 4/17/2030C	$	3,290,000	$82,748
9.250%, Due 4/17/2030C		2,421,000	2,396,790
7.650%, Due 6/15/2035A		1,386,000	1,204,391
7.125%, Due 1/20/2050A		2,395,000	1,823,474
9.500%, Due 7/15/2052A		2,600,000	2,468,254

Total Foreign Sovereign Obligations			7,975,657

Total El Salvador (Cost $5,965,294)			7,975,657

Gabon - 1.95%
Foreign Sovereign Obligations - 1.95%
Gabon Government International Bonds,
6.950%, Due 6/16/2025A		2,642,000	2,575,755
6.625%, Due 2/6/2031A		10,783,000	8,592,584
7.000%, Due 11/24/2031A		1,320,000	1,051,380

Total Foreign Sovereign Obligations			12,219,719

Total Gabon (Cost $13,265,712)			12,219,719

Ghana - 3.32%
Credit-Linked Notes - 0.01%
Ghana Promissory Notes (Issuer Saderea DAC), 12.500%, Due 11/30/2026AF		139,548	75,356

Foreign Corporate Obligations - 0.32%
Kosmos Energy Ltd., 7.500%, Due 3/1/2028C		2,124,000	2,031,753

Foreign Sovereign Obligations - 2.99%
Ghana Government International Bonds,
Due 7/3/2026C E		1,007,454	934,464
5.000%, Due 7/3/2029B C		6,278,448	5,383,769
Due 1/3/2030C E		1,391,072	1,052,786
10.750%, Due 10/14/2030A		3,509,000	2,554,166
5.000%, Due 7/3/2035B C		6,413,536	4,459,011
Republic of Ghana Government Bonds,
21.000%, Due 1/27/2025	GHS	1,680,000	100,972
19.250%, Due 6/23/2025		23,500,000	1,319,618
19.000%, Due 11/2/2026		47,576,000	2,081,011
19.250%, Due 1/18/2027		19,750,000	838,955

Total Foreign Sovereign Obligations			18,724,752

Total Ghana (Cost $28,085,710)			20,831,861

Iraq - 1.38% (Cost $8,500,331)
Foreign Sovereign Obligations - 1.38%
Iraq International Bonds, 5.800%, Due 1/15/2028A	$	8,990,625	8,633,697

Ivory Coast - 3.18%
Credit-Linked Notes - 0.35%
Republic of Cote d’Ivoire (Issuer Zambezi BV), 6.000%, Due 8/2/2026C	XOF	1,333,333,334	2,211,019

Foreign Sovereign Obligations - 2.83%
Ivory Coast Government International Bonds,
4.875%, Due 1/30/2032A	EUR	7,091,000	6,747,167
6.125%, Due 6/15/2033A	$	5,766,000	5,225,697
6.625%, Due 3/22/2048A	EUR	6,559,000	5,760,423

Total Foreign Sovereign Obligations			17,733,287

Total Ivory Coast (Cost $20,112,315)			19,944,306

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2024 (Unaudited)

	Principal Amount		Fair Value
Jamaica - 0.11% (Cost $641,002)
Foreign Sovereign Obligations - 0.11%
Jamaica Government International Bonds, 9.625%, Due 11/3/2030	JMD	100,000,000	$669,319

Kazakhstan - 3.50%
Foreign Sovereign Obligations - 3.50%
Kazakhstan Government Bonds,
16.700%, Due 1/13/2025	KZT	2,725,122,000	5,609,571
10.750%, Due 2/11/2025		240,000,000	487,774
7.200%, Due 5/27/2025		317,000,000	628,369
10.500%, Due 8/4/2026		500,000,000	984,694
13.900%, Due 9/16/2026		280,000,000	581,810
9.000%, Due 3/6/2027		1,160,000,000	2,200,515
9.000%, Due 7/3/2027		449,000,000	845,581
15.350%, Due 11/18/2027		630,000,000	1,376,281
10.400%, Due 4/12/2028		970,000,000	1,871,248
5.000%, Due 4/18/2028		2,650,000,000	4,255,646
15.300%, Due 3/3/2029		736,866,000	1,646,854
7.680%, Due 8/13/2029		224,390,000	386,101
12.000%, Due 3/7/2030		165,000,000	334,468
10.120%, Due 2/17/2034		400,000,000	735,853

Total Foreign Sovereign Obligations			21,944,765

Total Kazakhstan (Cost $24,182,286)			21,944,765

Kenya - 4.64%
Foreign Sovereign Obligations - 4.64%
Republic of Kenya Government International Bonds,
7.000%, Due 5/22/2027A	$	1,236,000	1,219,054
9.750%, Due 2/16/2031A		3,294,000	3,305,941
8.000%, Due 5/22/2032A		3,253,000	3,000,687
6.300%, Due 1/23/2034A		1,148,000	924,841
Republic of Kenya Infrastructure Bonds,
11.000%, Due 12/2/2024	KES	25,000,000	192,742
12.500%, Due 5/12/2025		16,024,384	121,561
10.200%, Due 5/25/2026		15,500,000	110,526
11.000%, Due 10/12/2026		43,467,948	308,930
13.215%, Due 11/27/2028		124,600,000	916,749
10.850%, Due 4/2/2029		24,550,000	174,537
17.933%, Due 5/6/2030		47,000,000	393,611
18.461%, Due 8/9/2032		1,424,900,000	12,427,860
12.500%, Due 1/10/2033		631,000,000	4,283,957
11.750%, Due 10/8/2035		112,000,000	714,929
12.257%, Due 1/5/2037		152,000,000	984,083

Total Foreign Sovereign Obligations			29,080,008

Total Kenya (Cost $29,827,753)			29,080,008

Kyrgyzstan - 1.64%
Credit-Linked Notes - 1.64%
Republic of Kyrgyzstan (Issuer Rufiji BV), 8.000%, Due 5/26/2025	KGS	70,000,000	821,154
Republic of Kyrgyzstan (Issuer Tugela BV),
6.000%, Due 9/19/2025C		120,500,000	1,348,673
6.000%, Due 9/13/2029C		305,000,000	2,644,400
12.250%, Due 9/13/2027C		220,000,000	2,566,154
12.000%, Due 2/7/2028C		95,000,000	1,045,775
Republic of Kyrgyzstan (Issuer Zambezi BV), 10.000%, Due 4/13/2028C		180,000,000	1,859,370

Total Credit-Linked Notes			10,285,526

Total Kyrgyzstan (Cost $11,599,963)			10,285,526

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2024 (Unaudited)

	Principal Amount		Fair Value
Malawi - 0.83%
Credit-Linked Notes - 0.83%
Republic of Malawi (Issuer Tugela BV),
12.000%, Due 2/28/2025C	$	400,000	$412,040
11.000%, Due 4/21/2025C		1,600,000	927,520
12.500%, Due 5/21/2025C		1,050,000	466,515
12.500%, Due 6/2/2027C		800,000	445,520
18.500%, Due 8/15/2026C		2,700,000	1,156,140
15.000%, Due 8/19/2026C		1,000,000	997,400
13.500%, Due 6/18/2027C		700,000	275,310
13.500%, Due 9/3/2027C		650,000	253,175
13.000%, Due 8/20/2027C		500,000	240,850

Total Credit-Linked Notes			5,174,470

Total Malawi (Cost $9,146,232)			5,174,470

Mongolia - 2.52%
Credit-Linked Notes - 2.52%
Development Bank of Mongolia (Issuer Rufiji BV), 10.000%, Due 10/24/2031C	MNT	18,900,000,000	5,544,332
Development Bank of Mongolia (Issuer Zambezi BV), 14.000%, Due 5/12/2027C		27,500,000,000	8,923,404
Republic of Mongolia (Issuer Rufiji BV), 6.854%, Due 4/22/2025C		4,500,000,000	1,321,529

Total Credit-Linked Notes			15,789,265

Total Mongolia (Cost $15,107,521)			15,789,265

Mozambique - 4.14%
Credit-Linked Notes - 1.67%
Republic of Mozambique (Issuer ICBC Standard Bank PLC),
Due 3/26/2025E	MZN	90,500,000	1,417,524
17.000%, Due 5/11/2025		100,000,000	1,613,770
17.000%, Due 5/24/2029A		188,500,000	3,144,960
14.500%, Due 11/13/2025		40,000,000	613,273
14.500%, Due 2/11/2027		46,752,000	778,203
19.000%, Due 5/12/2028C		51,000,000	771,772
18.000%, Due 1/15/2029C		130,000,000	2,144,039

Total Credit-Linked Notes			10,483,541

Foreign Sovereign Obligations - 2.47%
Mozambique International Bonds,
9.000%, Due 9/15/2031B C	$	2,353,000	1,967,802
9.000%, Due 9/15/2031A B		16,117,000	13,478,567

Total Foreign Sovereign Obligations			15,446,369

Total Mozambique (Cost $25,777,015)			25,929,910

Netherlands - 0.28% (Cost $1,867,220)
Foreign Corporate Obligations - 0.28%
Zambezi BV, 11.500%, Due 6/22/2035C	PYG	13,500,000,000	1,768,253

Nigeria - 3.64%
Credit-Linked Notes - 0.66%
Republic of Nigeria (Issuer ICBC Standard Bank PLC), Due 2/27/2025E F G H	NGN	7,797,524,000	4,148,654

Foreign Corporate Obligations - 1.25%
Access Bank PLC, 6.125%, Due 9/21/2026C	$	1,207,000	1,146,976
BOI Finance BV, 7.500%, Due 2/16/2027C	EUR	1,811,000	1,882,293
First Bank of Nigeria Ltd. Via FBN Finance Co. BV, 8.625%, Due 10/27/2025C	$	1,029,000	1,032,370
IHS Netherlands Holdco BV, 8.000%, Due 9/18/2027C		1,215,000	1,213,799
SEPLAT Energy PLC, 7.750%, Due 4/1/2026C		631,000	628,561
United Bank for Africa PLC, 6.750%, Due 11/19/2026C		1,984,000	1,945,590

Total Foreign Corporate Obligations			7,849,589

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2024 (Unaudited)

	Principal Amount			Fair Value
Nigeria - 3.64% (continued)
Foreign Sovereign Obligations - 1.73%
Nigeria Government Bonds,
12.500%, Due 1/22/2026		NGN	856,000,000	$429,914
16.288%, Due 3/17/2027			290,000,000	162,333
Nigeria Government International Bonds,
8.375%, Due 3/24/2029A		$	2,233,000	2,151,551
7.875%, Due 2/16/2032A			4,338,000	3,893,355
7.375%, Due 9/28/2033A			2,365,000	1,998,354
8.250%, Due 9/28/2051A			1,170,000	934,099
Nigeria OMO Bills, 28.739%, Due 6/17/2025		NGN	1,700,000,000	851,778
Nigeria Treasury Bills,
18.844%, Due 11/7/2024			450,000,000	266,571
22.678%, Due 3/27/2025			218,000,000	116,067

Total Foreign Sovereign Obligations				10,804,022

Total Nigeria (Cost $26,204,217)				22,802,265

Pakistan - 4.08%
Foreign Sovereign Obligations - 4.08%
Pakistan Government International Bonds,
6.875%, Due 12/5/2027A		$	2,065,000	1,870,002
7.375%, Due 4/8/2031A			5,504,000	4,656,990
Pakistan Treasury Bills,
23.637%, Due 12/26/2024		PKR	600,000,000	2,109,656
20.100%, Due 3/6/2025			1,150,000,000	3,956,136
20.770%, Due 4/3/2025			1,100,000,000	3,747,028
20.046%, Due 5/15/2025			1,232,000,000	4,140,340
19.600%, Due 5/29/2025			1,513,600,000	5,063,864

Total Foreign Sovereign Obligations				25,544,016

Total Pakistan (Cost $24,984,999)				25,544,016

Papua New Guinea - 0.90% (Cost $5,615,981)
Foreign Sovereign Obligations - 0.90%
Papua New Guinea Government International Bonds, 8.375%, Due 10/4/2028A	$		5,726,000	5,636,687

Paraguay - 1.37%
Credit-Linked Notes - 0.64%
Municipalidad de Asuncion (Issuer Tugela BV), 12.000%, Due 11/22/2032C		PYG	16,600,000,000	2,265,981
Republic of Paraguay (Issuer Tugela BV), 9.850%, Due 2/14/2031C			13,700,000,000	1,711,128

Total Credit-Linked Notes				3,977,109

Foreign Sovereign Obligations - 0.73%
Paraguay Government International Bonds,
7.900%, Due 2/9/2031C			23,803,000,000	3,053,987
7.900%, Due 2/9/2031A			12,000,000,000	1,539,632

Total Foreign Sovereign Obligations				4,593,619

Total Paraguay (Cost $9,338,159)				8,570,728

Republic of Mauritius - 0.17% (Cost $1,025,642)
Foreign Corporate Obligations - 0.17%
Axian Telecom, 7.375%, Due 2/16/2027C	$		1,038,000	1,041,016

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2024 (Unaudited)

	Principal Amount			Fair Value
Rwanda - 0.50%
Foreign Sovereign Obligations - 0.50%
Rwanda International Government Bonds,
5.500%, Due 8/9/2031C		$	2,049,000	$1,724,234
5.500%, Due 8/9/2031A			1,690,000	1,422,135

Total Foreign Sovereign Obligations				3,146,369

Total Rwanda (Cost $3,519,178)				3,146,369

Senegal - 2.47%
Foreign Sovereign Obligations - 2.47%
Senegal Government International Bonds,
4.750%, Due 3/13/2028A		EUR	2,282,000	2,298,738
7.750%, Due 6/10/2031A		$	3,765,000	3,440,926
6.250%, Due 5/23/2033A			2,955,000	2,437,875
5.375%, Due 6/8/2037A		EUR	5,957,000	4,649,203
6.750%, Due 3/13/2048A		$	3,745,000	2,641,124

Total Foreign Sovereign Obligations				15,467,866

Total Senegal (Cost $17,000,412)				15,467,866

South Africa - 0.11% (Cost $1,000,000)
Foreign Corporate Obligations - 0.11%
Liquid Telecommunications Financing PLC, 5.500%, Due 9/4/2026C			1,000,000	720,200

Sri Lanka - 2.87%
Foreign Sovereign Obligations - 2.87%
Sri Lanka Government Bonds,
10.750%, Due 3/15/2028		LKR	300,000,000	991,227
9.000%, Due 5/1/2028			124,000,000	388,114
11.000%, Due 5/15/2030			2,045,000,000	6,609,083
Sri Lanka Government International Bonds,
6.850%, Due 11/3/2025A F		$	1,315,000	818,155
6.200%, Due 5/11/2027A F			7,897,000	4,836,913
6.750%, Due 4/18/2028A F			3,079,000	1,918,627
7.550%, Due 3/28/2030A F			3,913,000	2,420,554

Total Foreign Sovereign Obligations				17,982,673

Total Sri Lanka (Cost $18,203,956)				17,982,673

Supranational - 2.33%
Foreign Sovereign Obligations - 2.33%
European Bank for Reconstruction & Development,
14.750%, Due 2/7/2025A			700,000	752,490
13.400%, Due 2/10/2025			1,000,000	991,955
16.100%, Due 4/11/2025		KES	400,000,000	3,086,824
12.750%, Due 5/30/2025		$	1,300,000	1,404,060
13.000%, Due 9/22/2025			500,000	516,221
7.400%, Due 12/7/2025		VND	29,495,000,000	1,182,367
International Finance Corp.,
16.000%, Due 2/21/2025		UZS	15,000,000,000	1,168,455
14.250%, Due 5/2/2025			15,000,000,000	1,162,081
6.750%, Due 7/30/2026A		AZN	4,100,000	2,387,196
6.000%, Due 1/15/2027			3,356,740	1,957,295

Total Foreign Sovereign Obligations				14,608,944

Total Supranational (Cost $14,733,357)				14,608,944

Suriname - 1.11% (Cost $6,934,460)
Foreign Sovereign Obligations - 1.11%
Suriname Government International Bonds, 7.950%, Due 7/15/2033, Cash (4.950%) or PIK (in-kind rate 3.000%)A	$		7,347,765	6,962,008

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2024 (Unaudited)

	Principal Amount		Fair Value
Tajikistan - 0.70% (Cost $4,339,524)
Foreign Sovereign Obligations - 0.70%
Republic of Tajikistan International Bonds, 7.125%, Due 9/14/2027A	$	4,507,000	$4,396,488

Togo - 0.17%
Foreign Corporate Obligations - 0.17%
Ecobank Transnational, Inc.,
10.125%, Due 10/15/2029C		600,000	619,080
8.750%, Due 6/17/2031, (5 yr. CMT + 8.211%)C D		426,000	420,451

Total Foreign Corporate Obligations			1,039,531

Total Togo (Cost $1,018,103)			1,039,531

Trinidad and Tobago - 0.35% (Cost $2,140,316)
Foreign Corporate Obligations - 0.35%
Heritage Petroleum Co. Ltd., 9.000%, Due 8/12/2029C		2,100,000	2,198,700

Tunisia - 1.59%
Foreign Sovereign Obligations - 1.59%
Tunisian Republic,
5.750%, Due 1/30/2025A		2,475,000	2,419,105
6.375%, Due 7/15/2026C	EUR	100,000	100,484
6.375%, Due 7/15/2026A		7,416,000	7,451,865

Total Foreign Sovereign Obligations			9,971,454

Total Tunisia (Cost $9,176,302)			9,971,454

Uganda - 2.98%
Foreign Sovereign Obligations - 2.98%
Republic of Uganda Government Bonds,
14.000%, Due 5/29/2025	UGX	7,000,000,000	1,915,177
19.500%, Due 12/18/2025		6,400,000,000	1,831,421
16.000%, Due 5/6/2027		2,500,000,000	692,838
14.250%, Due 8/23/2029		2,200,000,000	577,415
16.000%, Due 11/14/2030		6,940,000,000	1,918,760
17.000%, Due 4/3/2031		3,460,000,000	992,252
16.375%, Due 3/4/2032		3,836,900,000	1,073,461
14.375%, Due 2/3/2033		10,878,000,000	2,757,909
14.250%, Due 6/22/2034		19,013,300,000	4,752,934
16.250%, Due 11/8/2035		7,800,000,000	2,156,284

Total Foreign Sovereign Obligations			18,668,451

Total Uganda (Cost $18,787,221)			18,668,451

Ukraine - 0.45%
Foreign Sovereign Obligations - 0.45%
Ukraine Government International Bonds,
1.750%, Due 2/1/2029A B	$	763,550	458,225
3.000%, Due 2/1/2030A B		205,404	99,107
1.750%, Due 2/1/2034A B		1,593,800	761,039
3.000%, Due 2/1/2034A B		767,563	287,836
1.750%, Due 2/1/2035A B		940,066	437,131
3.000%, Due 2/1/2035A B		648,645	316,539
1.750%, Due 2/1/2036A B		462,847	211,695
3.000%, Due 2/1/2036A B		540,538	260,945

Total Foreign Sovereign Obligations			2,832,517

Total Ukraine (Cost $2,625,578)			2,832,517

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2024 (Unaudited)

	Principal Amount		Fair Value
United Kingdom - 0.64%
Foreign Corporate Obligations - 0.64%
HSBC Bank PLC, Due 4/14/2025C E F G H	NGN	1,984,000,000	$1,059,976
Standard Chartered Bank,
Due 1/27/2025E	PKR	243,700,000	771,798
Due 4/7/2025E		326,200,000	1,108,530
Due 10/6/2025E		344,000,000	1,103,594

Total Foreign Corporate Obligations			4,043,898

Total United Kingdom (Cost $4,306,179)			4,043,898

United Republic of Tanzania - 0.34% (Cost $2,065,108)
Foreign Corporate Obligations - 0.34%
HTA Group Ltd., 7.500%, Due 6/4/2029C	$	2,075,000	2,112,956

United States - 6.30%
Corporate Obligations - 6.30%
Citigroup Global Markets Holdings, Inc.,
Due 11/12/2024C E	NGN	2,660,000,000	1,576,525
Due 2/10/2025E		3,476,814,695	1,940,477
Due 2/27/2025C E		7,140,502,352	3,892,679
Due 3/13/2025, Series EMTTE	EGP	260,866,694	4,824,515
Due 6/20/2025C E	NGN	3,610,908,206	1,829,247
8.690%, Due 9/9/2025C	BDT	90,000,000	730,997
12.500%, Due 1/26/2026A	NGN	1,060,000,000	586,943
12.000%, Due 4/8/2026C	BDT	76,000,000	631,865
12.300%, Due 6/9/2026C		446,700,000	3,725,605
12.400%, Due 5/17/2029C		137,313,000	1,148,963
18.500%, Due 2/25/2031C	NGN	5,219,438,057	2,770,403
JPMorgan Chase Bank NA,
Due 3/20/2025E	EGP	150,125,000	2,750,952
Due 4/24/2025C E		273,325,000	4,882,830
16.250%, Due 10/23/2026C	UZS	13,500,000,000	1,030,665
18.350%, Due 7/23/2027C		7,600,000,000	598,311
25.318%, Due 8/18/2027C	EGP	131,125,000	2,712,211
Morgan Stanley Finance LLC, 12.650%, Due 10/18/2025C	BDT	180,000,000	1,501,251
Sagicor Financial Co. Ltd., 5.300%, Due 5/13/2028C	$	2,379,000	2,318,335

Total Corporate Obligations			39,452,774

Total United States (Cost $44,554,728)			39,452,774

Uruguay - 1.48% (Cost $8,749,006)
Foreign Sovereign Obligations - 1.48%
Uruguay Government International Bonds, 3.875%, Due 7/2/2040I	UYU	362,628,217	9,284,823

Uzbekistan - 2.15%
Credit-Linked Notes - 0.16%
Republic of Uzbekistan (Issuer ICBC Standard Bank PLC), 16.000%, Due 1/23/2029C	UZS	13,125,000,000	986,371

Foreign Corporate Obligations - 0.15%
Navoi Mining & Metallurgical Combinat,
6.700%, Due 10/17/2028C	$	375,000	376,414
6.950%, Due 10/17/2031C		564,000	565,034

Total Foreign Corporate Obligations			941,448

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2024 (Unaudited)

	Principal Amount			Fair Value
Uzbekistan - 2.15% (continued)
Foreign Sovereign Obligations - 1.84%
Republic of Uzbekistan International Bonds,
16.250%, Due 10/12/2026C		UZS	62,860,000,000	$4,900,291
16.250%, Due 10/12/2026A			36,570,000,000	2,850,837
16.625%, Due 5/29/2027C			48,950,000,000	3,778,332

Total Foreign Sovereign Obligations				11,529,460

Total Uzbekistan (Cost $13,887,542)				13,457,279

Venezuela - 0.13%
Foreign Corporate Obligations - 0.02%
Petroleos de Venezuela SA, 6.000%, Due 5/16/2049F	$		1,250,000	117,500

Foreign Sovereign Obligations - 0.11%
Venezuela Government International Bonds,
11.750%, Due 10/21/2026A F			335,500	50,559
9.250%, Due 5/7/2028A F			2,013,300	282,987
11.950%, Due 8/5/2031A F			2,348,800	357,980

Total Foreign Sovereign Obligations				691,526

Total Venezuela (Cost $1,935,590)				809,026

Vietnam - 0.25% (Cost $1,562,457)
Foreign Sovereign Obligations - 0.25%
Viet Nam Debt & Asset Trading Corp., 1.000%, Due 10/10/2025A			1,667,000	1,554,478

Zambia - 4.52%
Credit-Linked Notes - 0.35%
Republic of Zambia (Issuer ICBC Standard Bank PLC), 11.000%, Due 1/27/2026C		ZMW	65,213,869	2,185,012

Foreign Corporate Obligations - 0.16%
First Quantum Minerals Ltd.,
6.875%, Due 10/15/2027		$	523,000	519,508
8.625%, Due 6/1/2031C			499,000	504,883

Total Foreign Corporate Obligations				1,024,391

Foreign Sovereign Obligations - 4.01%
Zambia Government Bonds,
10.000%, Due 12/27/2024		ZMW	11,000,000	412,306
12.000%, Due 4/23/2025			7,800,000	291,929
11.000%, Due 1/25/2026			114,100,000	3,896,445
12.000%, Due 6/17/2026			12,000,000	403,101
15.000%, Due 8/18/2026I			12,000,000	416,973
10.000%, Due 8/21/2026			20,700,000	663,313
13.000%, Due 8/29/2026			64,500,000	2,167,743
13.000%, Due 12/18/2027			24,795,000	770,974
12.000%, Due 5/31/2028			12,800,000	375,866
13.000%, Due 12/17/2028			30,000,000	880,428
13.000%, Due 7/27/2030			8,000,000	213,129
13.000%, Due 1/25/2031			84,800,000	2,190,623
13.000%, Due 6/26/2033			9,000,000	209,918
Zambia Government International Bonds,
5.750%, Due 6/30/2033A B		$	9,548,493	8,383,577
0.500%, Due 12/31/2053A			7,096,361	3,862,195

Total Foreign Sovereign Obligations				25,138,520

Total Zambia (Cost $31,828,053)				28,347,923

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2024 (Unaudited)

	Shares	Fair Value
SHORT-TERM INVESTMENTS - 7.07% (Cost $44,282,918)
Investment Companies - 7.07%
American Beacon U.S. Government Money Market Select Fund, 4.76%J K	44,282,918	$44,282,918

TOTAL INVESTMENTS - 96.37% (Cost $637,802,047)		603,918,591
OTHER ASSETS, NET OF LIABILITIES - 3.63%		22,766,411

TOTAL NET ASSETS - 100.00%		$626,685,002

Percentages are stated as a percent of net assets.

A

Reg S - Security purchased under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration.

B

Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at October 31, 2024. The maturity date disclosed represents the final maturity date.

C

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $152,513,902 or 24.34% of net assets. The Fund has no right to demand registration of these securities.

D

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on October 31, 2024.

E	Zero coupon bond.
F	Default Security. At period end, the amount of securities in default was $16,087,261 or 2.57% of net assets.
G	Value was determined using significant unobservable inputs.
H

Security has been fair valued pursuant to the Manager’s procedures related to pricing that is not available after the close of exchange or the available price does not reflect the security’s true market value. At period end, the value of these securities amounted to $5,208,630 or 0.83% of net assets.

I	Inflation-Indexed Note.
J	7-day yield.
K	The Fund is affiliated by having the same investment advisor.

CMT - Constant Maturity Treasury.

DAC - Designated Activity Company.

LLC - Limited Liability Company.

PIK - Payment in Kind.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

SOFR - Secured Overnight Financing Rate.

Forward Foreign Currency Contracts Open on October 31, 2024:

Currency Purchased*		Currency Sold*		Settlement Date	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
USD	18,220,203	EUR	17,948,938	1/13/2025	BRC	$271,265	$—	$271,265
EGP	1,172,708	USD	1,168,540	1/13/2025	CBK	4,168	—	4,168
USD	3,083,526	EUR	3,055,001	1/13/2025	CBK	28,525	—	28,525
USD	22,470,012	EUR	22,217,189	12/4/2024	SSB	252,823	—	252,823

						$556,781	$—	$556,781

*	All values denominated in USD.

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2024 (Unaudited)

Glossary:

Counterparty Abbreviations:

BRC	Barclays Bank PLC
CBK	Citibank, N.A.
SSB	State Street Bank & Trust Co.

Currency Abbreviations:

AMD	Armenian Dram
AZN	Azerbaijan Manat
BDT	Bangladesh Taka
DOP	Dominican Peso
EGP	Egypt Pound
EUR	Euro
GHS	Ghanaian Cedi
JMD	Jamaica Dollar
KES	Kenya Shilling
KGS	Kyrgyzstani Som
KZT	Kazakhstan Tenge
LKR	Sri Lanka Rupee
MNT	Mongolia Tugrik
MZN	Mozambique Metical
NGN	Nigeria Naira
PKR	Pakistan Rupee
PYG	Paraguay Guarani
UGX	Ugandan Shilling
USD	United States Dollar
UYU	Uruguan Peso
UZS	Uzbekistani Som
VND	Vietnam Dong
XOF	W. Africa Franc
ZMW	Zambian Kwacha

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2024, the investments were classified as described below:

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2024 (Unaudited)

Developing World Income Fund	Level 1	Level 2	Level 3	Total
Assets
Credit-Linked Notes
Azerbaijan	$—	$2,917,853	$—	$2,917,853
Congo	—	2,712,320	—	2,712,320
Ghana	—	75,356	—	75,356
Ivory Coast	—	2,211,019	—	2,211,019
Kyrgyzstan	—	10,285,526	—	10,285,526
Malawi	—	5,174,470	—	5,174,470
Mongolia	—	15,789,265	—	15,789,265
Mozambique	—	10,483,541	—	10,483,541
Nigeria	—	—	4,148,654	4,148,654
Paraguay	—	3,977,109	—	3,977,109
Uzbekistan	—	986,371	—	986,371
Zambia	—	2,185,012	—	2,185,012
Foreign Sovereign Obligations
Angola	—	25,517,077	—	25,517,077
Argentina	—	13,245,753	—	13,245,753
Armenia	—	7,469,951	—	7,469,951
Benin	—	4,553,450	—	4,553,450
Cameroon	—	10,331,112	—	10,331,112
Dominican Republic	—	20,953,643	—	20,953,643
Ecuador	—	12,351,198	—	12,351,198
Egypt	—	18,683,490	—	18,683,490
El Salvador	—	7,975,657	—	7,975,657
Gabon	—	12,219,719	—	12,219,719
Ghana	—	18,724,752	—	18,724,752
Iraq	—	8,633,697	—	8,633,697
Ivory Coast	—	17,733,287	—	17,733,287
Jamaica	—	669,319	—	669,319
Kazakhstan	—	21,944,765	—	21,944,765
Kenya	—	29,080,008	—	29,080,008
Mozambique	—	15,446,369	—	15,446,369
Nigeria	—	10,804,022	—	10,804,022
Pakistan	—	25,544,016	—	25,544,016
Papua New Guinea	—	5,636,687	—	5,636,687
Paraguay	—	4,593,619	—	4,593,619
Rwanda	—	3,146,369	—	3,146,369
Senegal	—	15,467,866	—	15,467,866
Sri Lanka	—	17,982,673	—	17,982,673
Supranational	—	14,608,944	—	14,608,944
Suriname	—	6,962,008	—	6,962,008
Tajikistan	—	4,396,488	—	4,396,488
Tunisia	—	9,971,454	—	9,971,454
Uganda	—	18,668,451	—	18,668,451
Ukraine	—	2,832,517	—	2,832,517
Uruguay	—	9,284,823	—	9,284,823
Uzbekistan	—	11,529,460	—	11,529,460
Venezuela	—	691,526	—	691,526
Vietnam	—	1,554,478	—	1,554,478
Zambia	—	25,138,520	—	25,138,520
Foreign Corporate Obligations
Ghana	—	2,031,753	—	2,031,753
Netherlands	—	1,768,253	—	1,768,253
Nigeria	—	7,849,589	—	7,849,589
Republic of Mauritius	—	1,041,016	—	1,041,016
South Africa	—	720,200	—	720,200
Togo	—	1,039,531	—	1,039,531
Trinidad and Tobago	—	2,198,700	—	2,198,700
United Kingdom	—	2,983,922	1,059,976	4,043,898
United Republic of Tanzania	—	2,112,956	—	2,112,956
Uzbekistan	—	941,448	—	941,448
Venezuela	—	117,500	—	117,500
Zambia	—	1,024,391	—	1,024,391
Corporate Obligations
United States	—	39,452,774	—	39,452,774

See accompanying notes

American Beacon Developing World Income FundSM

Schedule of Investments

October 31, 2024 (Unaudited)

Developing World Income Fund	Level 1	Level 2	Level 3	Total
Short-Term Investments	$44,282,918	$—	$—	$44,282,918

Total Investments in Securities - Assets	$44,282,918	$554,427,043	$5,208,630	$603,918,591

Financial Derivative Instruments - Assets
Forward Foreign Currency Contracts	$—	$556,781	$—	$556,781

Total Financial Derivative Instruments - Assets	$—	$556,781	$—	$556,781

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended October 31, 2024, there were no transfers into or out of Level 3.

The following table is a reconciliation of Level 3 assets within the Fund for which significant unobservable inputs were used to determine fair value. Transfers in or out of Level 3 represent the ending value of any security or instrument where a change in the level has occurred from the beginning to the end of the period:

Security Type	Balance as of 1/31/2024	Purchases	Sales	Accrued Discount (Premiums)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Balance as of 10/31/2024	Unrealized Appreciation (Depreciation) at Year End*
Credit-Linked Notes	$—	$4,083,042	$—	$679,845	$—	$(614,233)	$—	$—	$4,148,654	$(614,233)
Foreign Sovereign Obligations	6,687,571	989,466	7,623,085	(44,309)	(3,528,616)	3,518,973	—	—	—	—
Foreign Corporate Obligations	—	1,370,704	—	132,845	—	(443,573)	—	—	1,059,976	(443,573)

	$6,687,571	$6,443,212	$7,623,085	$768,381	$(3,528,616)	$2,461,167	$—	$—	$5,208,630	$(1,057,806)

*	Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at year end.

For the period ended October 31, 2024, one foreign corporate obligation was fair valued at $1,059,976 and one credit-linked note was fair valued at $4,148,654, by the Fair Value Committee and classified as Level 3 due to the use of significant unobservable inputs.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2024 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 29.60%
Basic Materials - 0.19%
Chemicals - 0.19%
Mativ Holdings, Inc., 8.000%, Due 10/1/2029A	$12,000	$12,193

Communications - 1.68%
Internet - 0.38%
Cogent Communications Group LLC, 7.000%, Due 6/15/2027A	15,000	15,152
Meta Platforms, Inc., 4.550%, Due 8/15/2031	10,000	9,929

		25,081

Media - 0.92%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.250%, Due 2/1/2031A	15,000	13,048
Charter Communications Operating LLC/Charter Communications Operating Capital,
2.250%, Due 1/15/2029	10,000	8,783
6.550%, Due 6/1/2034	15,000	15,282
Comcast Corp., 3.999%, Due 11/1/2049	10,000	7,944
Sirius XM Radio, Inc., 4.000%, Due 7/15/2028A	15,000	13,990

		59,047

Telecommunications - 0.38%
AT&T, Inc., 3.650%, Due 6/1/2051	10,000	7,267
T-Mobile USA, Inc., 3.375%, Due 4/15/2029	10,000	9,379
Verizon Communications, Inc., 2.550%, Due 3/21/2031	10,000	8,681

		25,327

Total Communications		109,455

Consumer, Cyclical - 1.07%
Airlines - 0.31%
American Airlines Pass-Through Trust, 3.350%, Due 4/15/2031, 2017-2, AA	9,723	9,112
JetBlue Pass-Through Trust, 4.000%, Due 5/15/2034, 2020-1, A	11,565	10,942

		20,054

Auto Manufacturers - 0.24%
General Motors Financial Co., Inc., 6.100%, Due 1/7/2034	15,000	15,414

Auto Parts & Equipment - 0.08%
Clarios Global LP/Clarios U.S. Finance Co., 8.500%, Due 5/15/2027A	5,000	5,024

Leisure Time - 0.23%
Viking Cruises Ltd., 7.000%, Due 2/15/2029A	15,000	15,120

Retail - 0.21%
Lithia Motors, Inc., 4.375%, Due 1/15/2031A	15,000	13,727

Total Consumer, Cyclical		69,339

Consumer, Non-Cyclical - 2.29%
Beverages - 0.16%
Coca-Cola Co., 5.300%, Due 5/13/2054	10,000	10,104

Biotechnology - 0.15%
Amgen, Inc., 4.050%, Due 8/18/2029	10,000	9,705

Commercial Services - 1.04%
Block, Inc., 6.500%, Due 5/15/2032A	15,000	15,268
Global Payments, Inc., 3.200%, Due 8/15/2029	15,000	13,802
TriNet Group, Inc., 7.125%, Due 8/15/2031A	15,000	15,360
United Rentals North America, Inc., 6.125%, Due 3/15/2034A	15,000	15,101
University of Southern California, 3.028%, Due 10/1/2039	10,000	8,109

		67,640

Food - 0.15%
Kroger Co., 4.900%, Due 9/15/2031	10,000	9,977

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2024 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 29.60% (continued)
Consumer, Non-Cyclical - 2.29% (continued)
Health Care - Services - 0.79%
Catalent Pharma Solutions, Inc., 3.125%, Due 2/15/2029A	$15,000	$14,563
Centene Corp., 3.375%, Due 2/15/2030	10,000	8,968
Elevance Health, Inc., 5.125%, Due 2/15/2053	5,000	4,615
HCA, Inc., 3.625%, Due 3/15/2032	10,000	8,992
Marshfield Clinic Health System, Inc., 2.703%, Due 2/15/2030, 2020	5,000	4,406
Quest Diagnostics, Inc., 5.000%, Due 12/15/2034	10,000	9,799

		51,343

Total Consumer, Non-Cyclical		148,769

Energy - 1.31%
Oil & Gas - 0.60%
BP Capital Markets America, Inc., 4.812%, Due 2/13/2033	10,000	9,795
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.000%, Due 8/1/2026A	15,000	14,967
Phillips 66 Co., 5.250%, Due 6/15/2031	10,000	10,086
Pioneer Natural Resources Co., 1.900%, Due 8/15/2030	5,000	4,259

		39,107

Pipelines - 0.71%
Energy Transfer LP, 5.750%, Due 2/15/2033	10,000	10,194
FTAI Infra Escrow Holdings LLC, 10.500%, Due 6/1/2027A	10,000	10,675
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 4.875%, Due 2/1/2031	10,000	9,708
Venture Global LNG, Inc., 8.125%, Due 6/1/2028A	15,000	15,566

		46,143

Total Energy		85,250

Financial - 17.77%
Banks - 6.11%
Associated Banc-Corp., 6.455%, Due 8/29/2030, (1 day USD SOFR + 3.030%)B	15,000	15,255
Bank of America Corp.,
3.419%, Due 12/20/2028, (3 mo. USD Term SOFR + 1.302%)B	15,000	14,376
3.970%, Due 3/5/2029, (3 mo. USD Term SOFR + 1.332%)B	10,000	9,708
5.819%, Due 9/15/2029, (1 day USD SOFR + 1.570%)B	10,000	10,321
5.518%, Due 10/25/2035, (1 day USD SOFR + 1.738%)B	10,000	9,925
Bank of New York Mellon Corp.,
3.700%, Due 3/20/2026, H, (5 yr. CMT + 3.352%)B C	30,000	28,946
6.317%, Due 10/25/2029, (1 day USD SOFR + 1.598%)B	10,000	10,560
4.289%, Due 6/13/2033, (1 day USD SOFR + 1.418%)B	10,000	9,537
Citigroup, Inc.,
4.000%, Due 12/10/2025, W, (5 yr. CMT + 3.597%)B C	25,000	24,326
3.057%, Due 1/25/2033, (1 day USD SOFR + 1.351%)B	10,000	8,692
6.174%, Due 5/25/2034, (1 day USD SOFR + 2.661%)B	10,000	10,363
Comerica, Inc., 5.982%, Due 1/30/2030, (1 day USD SOFR + 2.155%)B	5,000	5,066
First Horizon Bank, 5.750%, Due 5/1/2030	15,000	14,969
Goldman Sachs Group, Inc.,
2.640%, Due 2/24/2028, (1 day USD SOFR + 1.114%)B	10,000	9,527
1.992%, Due 1/27/2032, (1 day USD SOFR + 1.090%)B	10,000	8,342
5.016%, Due 10/23/2035, (1 day USD SOFR + 1.420%)B	10,000	9,769
Huntington National Bank, 5.650%, Due 1/10/2030	10,000	10,222
JPMorgan Chase & Co., 5.766%, Due 4/22/2035, (1 day USD SOFR + 1.490%)B	10,000	10,411
Morgan Stanley,
1.512%, Due 7/20/2027, (1 day USD SOFR + 0.858%)B	10,000	9,463
5.466%, Due 1/18/2035, (1 day USD SOFR + 1.730%)B	10,000	10,130
2.484%, Due 9/16/2036, (1 day USD SOFR + 1.360%)B	5,000	4,078
PNC Financial Services Group, Inc.,
5.492%, Due 5/14/2030, (1 day USD SOFR + 1.198%)B	10,000	10,201
4.812%, Due 10/21/2032, (1 day USD SOFR + 1.259%)B	5,000	4,904
Regions Financial Corp., 5.722%, Due 6/6/2030, (1 day USD SOFR + 1.490%)B	10,000	10,151
Santander Holdings USA, Inc., 6.565%, Due 6/12/2029, (1 day USD SOFR + 2.700%)B	10,000	10,371

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2024 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 29.60% (continued)
Financial - 17.77% (continued)
Banks - 6.11% (continued)
State Street Corp.,
4.675%, Due 10/22/2032, (1 day USD SOFR + 1.050%)B	$10,000	$9,841
4.821%, Due 1/26/2034, (1 day USD SOFR + 1.567%)B	10,000	9,860
Truist Bank, 4.632%, Due 9/17/2029, (5 yr. CMT + 1.150%)B	20,000	19,473
Truist Financial Corp.,
7.161%, Due 10/30/2029, (1 day USD SOFR + 2.446%)B	10,000	10,724
5.100%, Due 3/1/2030, Q, (10 yr. CMT + 4.349%)B C	25,000	24,266
Wells Fargo & Co.,
3.900%, Due 3/15/2026, BB, (5 yr. CMT + 3.453%)B C	24,000	23,243
5.574%, Due 7/25/2029, (1 day USD SOFR + 1.740%)B	10,000	10,212
5.389%, Due 4/24/2034, (1 day USD SOFR + 2.020%)B	10,000	10,078

		397,310

Diversified Financial Services - 5.61%
Air Lease Corp., 3.000%, Due 2/1/2030	10,000	9,040
Aircastle Ltd., 2.850%, Due 1/26/2028A	25,000	23,168
Ally Financial, Inc., 4.700%, Due 5/15/2026, B, (5 yr. CMT + 3.868%)B C	20,000	17,987
Blackstone Holdings Finance Co. LLC, 1.600%, Due 3/30/2031A	15,000	12,185
Burford Capital Global Finance LLC, 9.250%, Due 7/1/2031A	15,000	16,065
Capital One Financial Corp.,
3.950%, Due 9/1/2026, M, (5 yr. CMT + 3.157%)B C	25,000	23,534
3.273%, Due 3/1/2030, (1 day USD SOFR + 1.790%)B	10,000	9,271
2.618%, Due 11/2/2032, (1 day USD SOFR + 1.265%)B	10,000	8,359
6.051%, Due 2/1/2035, (1 day USD SOFR + 2.260%)B	10,000	10,301
Charles Schwab Corp.,
4.000%, Due 6/1/2026, I, (5 yr. CMT + 3.168%)B C	25,000	23,970
5.853%, Due 5/19/2034, (1 day USD SOFR + 2.500%)B	20,000	20,812
Enact Holdings, Inc., 6.250%, Due 5/28/2029	10,000	10,205
Encore Capital Group, Inc., 8.500%, Due 5/15/2030A	15,000	15,812
Jefferson Capital Holdings LLC, 9.500%, Due 2/15/2029A	15,000	15,976
LPL Holdings, Inc.,
4.625%, Due 11/15/2027A	20,000	19,607
6.750%, Due 11/17/2028	25,000	26,373
Mastercard, Inc., 4.550%, Due 1/15/2035	10,000	9,716
Nasdaq, Inc., 5.550%, Due 2/15/2034	10,000	10,227
ONEMAIN FINANCE Corp., 6.625%, Due 5/15/2029	15,000	15,000
PennyMac Financial Services, Inc., 7.125%, Due 11/15/2030A	10,000	10,136
PRA Group, Inc., 5.000%, Due 10/1/2029A	20,000	18,118
Raymond James Financial, Inc., 3.750%, Due 4/1/2051	10,000	7,510
Rocket Mortgage LLC, 5.250%, Due 1/15/2028A	15,000	14,295
StoneX Group, Inc., 7.875%, Due 3/1/2031A	15,000	15,781

		363,448

Insurance - 3.06%
ACE Capital Trust II, 9.700%, Due 4/1/2030	20,000	24,414
Acrisure LLC/Acrisure Finance, Inc.,
6.000%, Due 8/1/2029A	10,000	9,462
7.500%, Due 11/6/2030A	10,000	10,169
Americo Life, Inc., 3.450%, Due 4/15/2031A	10,000	8,380
Aon Corp./Aon Global Holdings PLC, 2.050%, Due 8/23/2031	5,000	4,176
Aon North America, Inc., 5.450%, Due 3/1/2034	10,000	10,150
Chubb INA Holdings LLC, 5.000%, Due 3/15/2034	10,000	10,008
Essent Group Ltd., 6.250%, Due 7/1/2029	10,000	10,219
HUB International Ltd., 5.625%, Due 12/1/2029A	35,000	33,894
Marsh & McLennan Cos., Inc., 2.375%, Due 12/15/2031	10,000	8,539
NMI Holdings, Inc., 6.000%, Due 8/15/2029	15,000	15,147
Old Republic International Corp., 5.750%, Due 3/28/2034	10,000	10,160
Panther Escrow Issuer LLC, 7.125%, Due 6/1/2031A	15,000	15,329
Ryan Specialty LLC, 5.875%, Due 8/1/2032A	15,000	14,950
Teachers Insurance & Annuity Association of America, 3.300%, Due 5/15/2050A	20,000	14,002

		198,999

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2024 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 29.60% (continued)
Financial - 17.77% (continued)
Private Equity - 0.22%
HAT Holdings I LLC/HAT Holdings II LLC, 3.375%, Due 6/15/2026A	$15,000	$14,474

Real Estate - 0.13%
CBRE Services, Inc., 2.500%, Due 4/1/2031	10,000	8,581

REITS - 2.64%
Alexandria Real Estate Equities, Inc.,
4.700%, Due 7/1/2030	10,000	9,824
3.375%, Due 8/15/2031	10,000	9,076
American Homes 4 Rent LP, 2.375%, Due 7/15/2031	10,000	8,420
DOC Dr. LLC, 3.950%, Due 1/15/2028	15,000	14,600
Essex Portfolio LP, 2.550%, Due 6/15/2031	15,000	12,851
GLP Capital LP/GLP Financing II, Inc., 5.625%, Due 9/15/2034	5,000	4,934
Healthcare Realty Holdings LP, 3.625%, Due 1/15/2028	25,000	23,863
Invitation Homes Operating Partnership LP, 2.000%, Due 8/15/2031	10,000	8,195
Iron Mountain, Inc., 4.875%, Due 9/15/2029A	25,000	24,026
Kimco Realty OP LLC, 3.200%, Due 4/1/2032	5,000	4,428
Regency Centers LP, 3.700%, Due 6/15/2030	15,000	14,094
Rexford Industrial Realty LP,
2.125%, Due 12/1/2030	15,000	12,633
2.150%, Due 9/1/2031	10,000	8,254
Starwood Property Trust, Inc., 7.250%, Due 4/1/2029A	15,000	15,344

		170,542

Total Financial		1,153,354

Industrial - 0.86%
Aerospace/Defense - 0.16%
L3Harris Technologies, Inc., 5.250%, Due 6/1/2031	10,000	10,141

Building Materials - 0.24%
Knife River Corp., 7.750%, Due 5/1/2031A	15,000	15,714

Machinery - Diversified - 0.16%
AGCO Corp., 5.800%, Due 3/21/2034	10,000	10,176

Transportation - 0.30%
Burlington Northern Santa Fe LLC,
4.900%, Due 4/1/2044	10,000	9,445
5.500%, Due 3/15/2055	10,000	10,234

		19,679

Total Industrial		55,710

Technology - 1.09%
Computers - 0.45%
Accenture Capital, Inc., 4.500%, Due 10/4/2034	15,000	14,499
Genpact Luxembourg SARL/Genpact USA, Inc., 6.000%, Due 6/4/2029	5,000	5,136
Hewlett Packard Enterprise Co., 5.000%, Due 10/15/2034	10,000	9,701

		29,336

Semiconductors - 0.15%
Broadcom, Inc., 4.550%, Due 2/15/2032	10,000	9,677

Software - 0.49%
Atlassian Corp., 5.500%, Due 5/15/2034	10,000	10,175
Oracle Corp., 3.950%, Due 3/25/2051	15,000	11,450
Take-Two Interactive Software, Inc., 5.600%, Due 6/12/2034	10,000	10,169

		31,794

Total Technology		70,807

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2024 (Unaudited)

	Principal Amount	Fair Value
CORPORATE OBLIGATIONS - 29.60% (continued)
Utilities - 3.34%
Electric - 3.34%
CenterPoint Energy Houston Electric LLC, 4.950%, Due 4/1/2033	$10,000	$9,918
Cleco Securitization I LLC, 4.646%, Due 9/1/2044, A-2	10,000	9,526
DTE Electric Co., 5.200%, Due 4/1/2033	5,000	5,084
Duke Energy Indiana LLC, 2.750%, Due 4/1/2050	15,000	9,426
Duke Energy Ohio, Inc., 2.125%, Due 6/1/2030	15,000	13,036
Duke Energy Progress SC Storm Funding LLC, 5.404%, Due 3/1/2046, A	5,000	5,099
Eversource Energy, 1.650%, Due 8/15/2030, R	20,000	16,671
OGE Energy Corp., 5.450%, Due 5/15/2029	10,000	10,202
Pattern Energy Operations LP/Pattern Energy Operations, Inc., 4.500%, Due 8/15/2028A	25,000	23,846
PG&E Recovery Funding LLC,
5.231%, Due 6/1/2042, A-2	10,000	10,155
5.536%, Due 7/15/2049, A-3	10,000	10,167
PG&E Wildfire Recovery Funding LLC,
4.377%, Due 6/3/2041, A-3	5,000	4,680
4.451%, Due 12/1/2049, A-4	25,000	22,283
4.674%, Due 12/1/2053, A-5	25,000	22,684
5.099%, Due 6/1/2054, A-5	10,000	9,743
PPL Capital Funding, Inc., 5.250%, Due 9/1/2034	10,000	9,922
Public Service Co. of Oklahoma, 5.250%, Due 1/15/2033	10,000	9,995
Public Service Enterprise Group, Inc., 5.450%, Due 4/1/2034	10,000	10,115
SCE Recovery Funding LLC, 2.943%, Due 11/15/2044, A-2	5,000	4,115

		216,667

Total Utilities		216,667

Total Corporate Obligations (Cost $1,921,692)		1,921,544

FOREIGN CORPORATE OBLIGATIONS - 3.96%
Basic Materials - 0.48%
Mining - 0.48%
BHP Billiton Finance USA Ltd., 5.250%, Due 9/8/2030	15,000	15,383
Taseko Mines Ltd., 8.250%, Due 5/1/2030A	15,000	15,495

		30,878

Total Basic Materials		30,878

Communications - 0.23%
Telecommunications - 0.23%
Altice France SA, 5.125%, Due 1/15/2029A	20,000	14,979

Consumer, Cyclical - 0.15%
Auto Parts & Equipment - 0.15%
ZF North America Capital, Inc., 6.750%, Due 4/23/2030A	10,000	9,857

Consumer, Non-Cyclical - 0.15%
Health Care - Products - 0.15%
Smith & Nephew PLC, 5.400%, Due 3/20/2034	10,000	10,056

Energy - 0.46%
Oil & Gas - 0.15%
TotalEnergies Capital SA, 5.488%, Due 4/5/2054	10,000	9,946

Pipelines - 0.31%
Enbridge, Inc., 5.950%, Due 4/5/2054	10,000	10,242
South Bow USA Infrastructure Holdings LLC, 5.026%, Due 10/1/2029A	10,000	9,839

		20,081

Total Energy		30,027

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2024 (Unaudited)

	Principal Amount	Fair Value
FOREIGN CORPORATE OBLIGATIONS - 3.96% (continued)
Financial - 2.49%
Banks - 1.01%
Bank of Montreal, 3.803%, Due 12/15/2032, (5 yr. USD Swap + 1.432%)B	$10,000	$9,566
Bank of Nova Scotia, 4.740%, Due 11/10/2032, (1 day USD SOFR + 1.440%)B	10,000	9,754
Barclays PLC,
7.385%, Due 11/2/2028, (1 yr. CMT + 3.300%)B	10,000	10,641
8.000%, Due 3/15/2029, (5 yr. CMT + 5.431%)B C	15,000	15,504
Canadian Imperial Bank of Commerce, 5.001%, Due 4/28/2028	10,000	10,072
Royal Bank of Canada, 4.650%, Due 10/18/2030, (1 day USD SOFR Index + 1.080%)B	10,000	9,897

		65,434

Diversified Financial Services - 0.91%
GGAM Finance Ltd., 8.000%, Due 6/15/2028A	41,000	43,305
Macquarie Airfinance Holdings Ltd., 6.400%, Due 3/26/2029A	15,000	15,467

		58,772

Insurance - 0.25%
Jones Deslauriers Insurance Management, Inc., 10.500%, Due 12/15/2030A	15,000	16,159

Private Equity - 0.32%
Brookfield Finance, Inc.,
6.350%, Due 1/5/2034	10,000	10,713
5.968%, Due 3/4/2054	10,000	10,380

		21,093

Total Financial		161,458

Total Foreign Corporate Obligations (Cost $253,333)		257,255

ASSET-BACKED OBLIGATIONS - 10.61%
Aqua Finance Trust, 3.140%, Due 7/16/2040, 2019-A AA	49,310	47,563
CAL Funding IV Ltd., 2.220%, Due 9/25/2045, 2020-1A AA	9,791	9,038
Carvana Auto Receivables Trust, 1.580%, Due 6/12/2028, 2021-N3 D	3,644	3,482
CIT Home Equity Loan Trust, 5.560%, Due 9/20/2032, 2003-1 M2D	72,323	70,381
Citicorp Residential Mortgage Trust, 4.746%, Due 3/25/2037, 2007-1 A5D	5,108	5,074
CLI Funding VIII LLC, 2.720%, Due 1/18/2047, 2022-1A AA	7,715	6,931
Conseco Finance Corp., 7.220%, Due 3/15/2028, 1997-1 M1E	19,488	19,566
CPS Auto Receivables Trust, 5.650%, Due 5/15/2028, 2024-A BA	15,000	15,090
DB Master Finance LLC, 2.493%, Due 11/20/2051, 2021-1A A2IIA	9,725	8,773
Exeter Automobile Receivables Trust, 1.960%, Due 1/17/2028, 2021-4A D	25,000	24,445
FHF Issuer Trust, 4.940%, Due 11/15/2030, 2024-3A A2A	20,000	19,971
Finance of America Structured Securities Trust, 6.500%, Due 4/25/2073, 2023-S2 A3A D	69,595	69,541
GSAMP Trust, 5.421%, Due 7/25/2033, 2003-SEA2 A1D	39,549	38,328
Hyundai Auto Receivables Trust, 1.660%, Due 6/15/2028, 2021-C C	15,000	14,362
Mid-State Capital Corp. Trust,
7.758%, Due 1/15/2040, 2005-1 B	24,656	24,849
5.787%, Due 10/15/2040, 2006-1 AA	30,545	30,492
8.311%, Due 10/15/2040, 2006-1 BA	14,207	14,589
Mid-State Trust XI, 4.864%, Due 7/15/2038, 11 A1	19,692	19,550
Navient Private Education Loan Trust, 3.910%, Due 12/15/2045, 2016-AA A2AA	9,890	9,813
Navient Private Education Refi Loan Trust,
4.000%, Due 12/15/2059, 2018-DA A2AA	7,547	7,410
5.968%, Due 12/15/2059, 2019-D A2B, (1 mo. USD Term SOFR + 1.164%)A B	8,386	8,389
1.110%, Due 2/18/2070, 2021-FA AA	11,820	10,323
5.510%, Due 10/15/2071, 2023-A AA	8,099	8,168
Navient Student Loan Trust, 3.390%, Due 12/15/2059, 2019-BA A2AA	12,370	12,019
Octane Receivables Trust, 1.210%, Due 9/20/2028, 2021-2A AA	3,135	3,103
RCKT Mortgage Trust, 6.147%, Due 6/25/2044, 2024-CES4 A1AA D	47,787	47,957
Retained Vantage Data Centers Issuer LLC, 4.992%, Due 9/15/2049, 2024-1A A2A	25,000	24,178
Salomon Mortgage Loan Trust, 4.582%, Due 11/25/2033, 2001-CB4 1M1, (1 mo. USD Term SOFR + 1.614%)B	15,167	16,554
Santander Drive Auto Receivables Trust, 1.670%, Due 10/15/2027, 2021-4 D	20,000	19,590
Sierra Timeshare Receivables Funding LLC, 1.340%, Due 11/20/2037, 2021-1A BA	6,345	6,106
SMB Private Education Loan Trust,
2.820%, Due 10/15/2035, 2017-B A2AA	4,787	4,696

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2024 (Unaudited)

	Principal Amount	Fair Value
ASSET-BACKED OBLIGATIONS - 10.61% (continued)
SMB Private Education Loan Trust, (continued)
1.290%, Due 7/15/2053, 2020-B A1AA	$7,806	$7,245
SoFi Professional Loan Program LLC, 1.030%, Due 8/17/2043, 2021-A AFXA	11,526	9,984
Taco Bell Funding LLC, 2.294%, Due 8/25/2051, 2021-1A A2IIA	19,650	17,311
Vantage Data Centers Issuer LLC, 2.165%, Due 10/15/2046, 2021-1A A2A	20,000	18,835
Westlake Automobile Receivables Trust, 4.920%, Due 11/15/2029, 2024-3A CA	15,000	14,932

Total Asset-Backed Obligations (Cost $688,923)		688,638

COLLATERALIZED MORTGAGE OBLIGATIONS - 8.88%
Bear Stearns ARM Trust, 4.761%, Due 2/25/2035, 2004-12 2A1E	8,633	8,378
Bear Stearns Asset-Backed Securities Trust, 5.250%, Due 10/25/2033, 2003-AC5 A5D	27,851	27,441
Brean Asset-Backed Securities Trust,
1.750%, Due 10/25/2061, 2021-RM2 AA E	39,513	36,411
4.500%, Due 5/25/2064, 2024-RM8 A1A	48,039	45,094
Chase Mortgage Finance Corp.,
3.664%, Due 12/25/2045, 2016-SH2 M2A E	12,988	11,788
3.664%, Due 12/25/2045, 2016-SH2 M3A E	26,397	23,853
CHL Mortgage Pass-Through Trust, 5.250%, Due 5/25/2034, 2004-4 A19	15,025	14,585
Finance of America Structured Securities Trust JR2, 2.000%, Due 9/25/2069, 2019-JR3 AA	53,375	58,873
Government National Mortgage Association REMICS, 5.207%, Due 6/20/2045, 2023-32 WE	19,373	19,450
GreenPoint Mortgage Pass-Through Certificates, 7.724%, Due 10/25/2033, 2003-1 A1E	24,054	22,877
JP Morgan Mortgage Trust,
2.500%, Due 12/25/2051, 2021-INV2 A2A E	33,047	26,717
2.500%, Due 7/25/2052, 2022-1 A3A E	46,061	37,394
New Residential Mortgage Loan Trust,
3.750%, Due 11/26/2035, 2016-2A A1A E	28,264	26,831
5.902%, Due 1/25/2048, 2018-4A B1, (1 mo. USD Term SOFR + 1.164%)A B	64,357	63,694
5.619%, Due 11/25/2054, 2014-3A B3A E	18,983	18,587
4.000%, Due 3/25/2057, 2017-2A A3A E	34,724	33,017
Prime Mortgage Trust, 6.000%, Due 2/25/2034, 2004-CL1 1A1	37,782	36,712
RFMSI Trust, 5.500%, Due 12/25/2034, 2004-S9 1A23	11,926	11,142
WaMu Mortgage Pass-Through Certificates Trust, 6.752%, Due 8/25/2033, 2003-AR7 A7E	53,910	53,525

Total Collateralized Mortgage Obligations (Cost $597,839)		576,369

COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 6.73%
Bank, 3.265%, Due 9/15/2060, 2017-BNK7 ASB	25,939	25,434
BBCMS Mortgage Trust,
5.576%, Due 7/15/2056, 2023-C20 A5	10,000	10,341
6.000%, Due 9/15/2056, 2023-C21 A5E	15,000	15,936
5.403%, Due 9/15/2057, 2024-C28 A5	15,000	15,344
5.532%, Due 11/15/2057, 2024-C30 A5	10,000	10,300
Benchmark Mortgage Trust,
2.148%, Due 9/15/2053, 2020-B19 AS	30,000	23,879
1.978%, Due 12/17/2053, 2020-B21 A5	10,000	8,356
2.254%, Due 12/17/2053, 2020-B21 AS	10,000	8,226
BX Trust,
6.951%, Due 8/15/2039, 2022-GPA A, (1 mo. USD Term SOFR + 2.165%)A B	19,629	19,629
3.202%, Due 12/9/2041, 2019-OC11 AA	15,000	13,614
COMM Mortgage Trust, 2.950%, Due 8/15/2057, 2019-GC44 A5	10,000	9,062
DC Office Trust, 3.072%, Due 9/15/2045, 2019-MTC DA E	10,000	6,693
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates,
1.566%, Due 9/25/2030, K119 A2	10,000	8,458
3.710%, Due 9/25/2032, K-150 A2E	15,000	14,040
2.481%, Due 7/25/2034, K-1514 A1	13,062	11,572
4.489%, Due 9/25/2034, K-165 A2E	5,000	4,903
1.238%, Due 1/25/2035, K-1516 A1	50,979	41,168
Federal National Mortgage Association-ACES,
3.543%, Due 9/25/2028, 2019-M1 A2E	22,592	21,815
3.610%, Due 2/25/2031, 2019-M4 A2	9,103	8,614
1.714%, Due 7/25/2031, 2021-M17 A2E	10,000	8,337

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2024 (Unaudited)

	Principal Amount	Fair Value
COMMERCIAL MORTGAGE-BACKED OBLIGATIONS - 6.73% (continued)
Federal National Mortgage Association-ACES, (continued)
4.400%, Due 7/25/2033, 2023-M5 A2E	$15,000	$14,561
FREMF Mortgage Trust, 3.994%, Due 12/25/2050, 2018-K72 BA E	20,000	19,228
FRESB Mortgage Trust,
3.160%, Due 11/25/2027, 2018-SB45 A10FE	8,970	8,631
5.978%, Due 7/25/2038, 2018-SB55 A5H, (30 day USD SOFR Average + 0.814%)B	7,164	7,132
JPMBB Commercial Mortgage Securities Trust,
3.559%, Due 7/15/2048, 2015-C30 ASB	2,006	2,002
3.822%, Due 7/15/2048, 2015-C30 A5	10,000	9,792
Morgan Stanley Bank of America Merrill Lynch Trust, 2.840%, Due 11/15/2049, 2016-C31 A4	13,486	13,048
Velocity Commercial Capital Loan Trust,
4.050%, Due 10/26/2048, 2018-2 AA E	12,843	12,391
4.120%, Due 3/25/2049, 2019-1 M3A E	19,299	16,839
6.650%, Due 6/25/2054, 2024-3 AA E	46,867	47,229

Total Commercial Mortgage-Backed Obligations (Cost $456,074)		436,574

U.S. AGENCY MORTGAGE-BACKED OBLIGATIONS - 9.38%
Federal Home Loan Mortgage Corp.,
3.000%, Due 7/1/2042	26,102	23,387
3.500%, Due 9/1/2046	33,264	30,407
3.000%, Due 5/1/2047	47,340	41,784
3.000%, Due 11/1/2049	24,964	21,923

		117,501

Federal National Mortgage Association,
4.500%, Due 7/1/2031	14,605	14,538
2.500%, Due 4/1/2037	31,675	28,727
2.500%, Due 12/1/2037	33,681	30,476
2.500%, Due 2/1/2042	34,940	30,409
2.000%, Due 3/1/2042	24,408	20,481
2.500%, Due 4/1/2042	41,304	35,868
3.000%, Due 6/1/2042	42,362	37,717
4.000%, Due 2/1/2043	25,424	24,251
5.000%, Due 6/1/2043	25,250	24,943
6.000%, Due 10/1/2043	45,234	45,859
4.000%, Due 12/1/2043	12,086	11,460
4.000%, Due 3/1/2046	23,390	22,309
2.500%, Due 12/1/2046	29,276	24,862
3.000%, Due 12/1/2046	25,877	22,753
3.000%, Due 1/1/2048	37,092	32,660
3.000%, Due 2/1/2048	20,591	18,154
3.000%, Due 8/1/2048	42,869	37,495

		462,962

Government National Mortgage Association, 3.500%, Due 4/20/2046	31,043	28,498

Total U.S. Agency Mortgage-Backed Obligations (Cost $641,250)		608,961

U.S. TREASURY OBLIGATIONS - 25.27%
U.S. Treasury Bonds,
1.750%, Due 8/15/2041	205,000	137,526
3.875%, Due 2/15/2043	119,000	108,829
2.500%, Due 2/15/2045	58,000	41,778
3.375%, Due 11/15/2048	424,000	347,084
3.625%, Due 2/15/2053	13,000	11,167
4.625%, Due 5/15/2054	65,000	66,574

		712,958

U.S. Treasury Notes,
3.875%, Due 1/15/2026	15,000	14,932
2.375%, Due 3/31/2029	72,000	66,822
3.500%, Due 4/30/2030	147,000	142,073
4.125%, Due 3/31/2031	206,000	204,874

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2024 (Unaudited)

	Principal Amount	Fair Value
U.S. TREASURY OBLIGATIONS - 25.27% (continued)
U.S. Treasury Notes, (continued)
2.875%, Due 5/15/2032	$341,000	$310,989
4.500%, Due 11/15/2033	77,000	78,281
3.875%, Due 8/15/2034	113,000	109,328

		927,299

Total U.S. Treasury Obligations (Cost $1,729,263)		1,640,257

MUNICIPAL OBLIGATIONS - 4.42%
City of Los Angeles Wastewater System Revenue, 5.713%, Due 6/1/2039, Series A	5,000	5,223
City of New York,
5.968%, Due 3/1/2036, Series G-1	5,000	5,262
5.985%, Due 12/1/2036, Series D1	5,000	5,200
5.517%, Due 10/1/2037, Series C1	10,000	10,152
Colorado Bridge Enterprise, 6.078%, Due 12/1/2040, Series A	5,000	5,308
Dallas Fort Worth International Airport, 3.089%, Due 11/1/2040, Series C	5,000	4,001
Los Angeles County Public Works Financing Authority, 7.618%, Due 8/1/2040	5,000	5,953
Louisiana Local Government Environmental Facilities & Community Development Authority, 4.475%, Due 8/1/2039, Series A	25,000	23,908
New York City Municipal Water Finance Authority,
5.952%, Due 6/15/2042	20,000	20,919
5.882%, Due 6/15/2044, Series CC	5,000	5,158
New York City Transitional Finance Authority Future Tax Secured Revenue, 5.508%, Due 8/1/2037	5,000	5,090
New York State Dormitory Authority, 5.600%, Due 3/15/2040, Series D	5,000	5,078
Oklahoma Development Finance Authority Revenue Bonds, 4.135%, Due 12/1/2033, Series A-1	8,820	8,659
Oregon Education Districts, 2.895%, Due 6/30/2040, Series A	10,000	7,736
Permanent University Fund - University of Texas System, 5.262%, Due 7/1/2039	5,000	4,985
Port Authority of New York & New Jersey,
4.823%, Due 6/1/2045	5,000	4,602
5.310%, Due 8/1/2046, Series 182	10,000	9,785
Riverside County, California Revenue Bonds, 3.818%, Due 2/15/2038	15,000	13,829
South Carolina Student Loan Corp., 6.495%, Due 10/27/2036	14,778	14,717
State Board of Administration Finance Corp., 5.526%, Due 7/1/2034, Series A	20,000	20,330
State of California,
7.500%, Due 4/1/2034	15,000	17,511
5.125%, Due 3/1/2038	15,000	15,065
4.600%, Due 4/1/2038	5,000	4,794
4.988%, Due 4/1/2039, Series A	10,000	9,580
7.550%, Due 4/1/2039	5,000	6,061
7.300%, Due 10/1/2039	5,000	5,828
7.350%, Due 11/1/2039	5,000	5,849
5.875%, Due 10/1/2041	5,000	5,221
State of Texas, 5.517%, Due 4/1/2039	5,000	5,188
Texas Natural Gas Securitization Finance Corp., 5.169%, Due 4/1/2041	5,000	5,072
University of California, 4.858%, Due 5/15/2112, Series AD	5,000	4,485
University of Virginia, 6.200%, Due 9/1/2039	15,000	16,495

Total Municipal Obligations (Cost $292,329)		287,044

TOTAL INVESTMENTS - 98.85% (Cost $6,580,703)		6,416,642
OTHER ASSETS, NET OF LIABILITIES - 1.15%		74,513

TOTAL NET ASSETS - 100.00%		$6,491,155

Percentages are stated as a percent of net assets.

A

Security exempt from registration under the Securities Act of 1933. These securities may be resold to qualified institutional buyers pursuant to Rule 144A. At the period end, the value of these securities amounted to $1,625,927 or 25.05% of net assets. The Fund has no right to demand registration of these securities.

B

Variable, floating, or adjustable rate securities with an interest rate that changes periodically. Rates are periodically reset with rates that are based on a predetermined benchmark such as a widely followed interest rate such as T-bills, SOFR or PRIME plus a fixed spread. The interest rate disclosed reflects the rate in effect on October 31, 2024.

C	Perpetual maturity. The date shown, if any, is the next call date.
D

Step Up/Down - A zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. The rate disclosed represents the coupon rate at October 31, 2024. The maturity date disclosed represents the final maturity date.

See accompanying notes

American Beacon NIS Core Plus Bond FundSM

Schedule of Investments

October 31, 2024 (Unaudited)

E	Coupon rate may change based on changes of the underlying collateral or prepayments of principal. The coupon rate shown represents the rate at period end.

CMT - Constant Maturity Treasury.

LLC - Limited Liability Company.

LP - Limited Partnership.

PLC - Public Limited Company.

PRIME - A rate, charged by banks, based on the U.S. Federal Funds rate.

REITs - Real Estate Investment Trusts.

SOFR - Secured Overnight Financing Rate.

USD - United States Dollar.

The Fund’s investments are summarized by level based on the inputs used to determine their values. As of October 31, 2024, the investments were classified as described below:

NIS Core Plus Bond Fund	Level 1	Level 2	Level 3	Total
Assets
Corporate Obligations	$—	$1,921,544	$—	$1,921,544
Foreign Corporate Obligations	—	257,255	—	257,255
Asset-Backed Obligations	—	688,638	—	688,638
Collateralized Mortgage Obligations	—	576,369	—	576,369
Commercial Mortgage-Backed Obligations	—	436,574	—	436,574
U.S. Agency Mortgage-Backed Obligations	—	608,961	—	608,961
U.S. Treasury Obligations	—	1,640,257	—	1,640,257
Municipal Obligations	—	287,044	—	287,044

Total Investments in Securities - Assets	$—	$6,416,642	$—	$6,416,642

U.S. GAAP requires transfers between all levels to/from level 3 be disclosed. During the period ended October 31, 2024, there were no transfers into or out of Level 3.

See accompanying notes

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2024 (Unaudited)

Security Valuation and Fair Value Measurements

The price of each Fund’s shares is based on its net asset value (“NAV”) per share. Each Fund’s NAV is computed by adding total assets, subtracting all the Fund’s liabilities, and dividing the result by the total number of shares outstanding.

The NAV of each class of a Fund’s shares is determined based on a pro rata allocation of a Fund’s investment income, expenses and total capital gains and losses. A Fund’s NAV per share is determined each business day as of the regular close of trading on the New York Stock Exchange (“NYSE” or “Exchange”), which is typically 4:00 p.m. Eastern Time (“ET”). However, if trading on the NYSE closes at a time other than 4:00 p.m. ET, a Fund’s NAV per share typically would still be determined as of the regular close of trading on the NYSE. The Funds do not price their shares on days that the NYSE is closed. Foreign exchanges may permit trading in foreign securities on days when a Fund is not open for business, which may result in the value of a Fund’s portfolio investments being affected at a time when you are unable to buy or sell shares.

Equity securities, including shares of closed-end funds and exchange-traded funds (“ETFs”), are valued at the last sale price or official closing price taken from the primary exchange in which each security trades. Investments in other mutual funds are valued at the closing NAV per share on the day of valuation. Debt securities are valued at bid quotes from broker/dealers or evaluated bid prices from pricing services, who may consider a number of inputs and factors, such as prices of comparable securities, yield curves, spreads, credit ratings, coupon rates, maturity, default rates, and underlying collateral. Futures are valued based on their daily settlement prices. Exchange-traded and over-the-counter (“OTC”) options are valued at the last sale price. Options with no last sale for the day are priced at mid quote. Swaps are valued at evaluated mid prices from pricing services.

The valuation of securities traded on foreign markets and certain fixed-income securities will generally be based on prices determined as of the earlier closing time of the markets on which they primarily trade unless a significant event has occurred. When a Fund holds securities or other assets that are denominated in a foreign currency, a Fund will normally use the currency exchange rates as of 4:00 p.m. ET.

Rule 2a-5 under the Investment Company Act (the “Valuation Rule”) establishes requirements for determining fair value in good faith for purposes of the Investment Company Act, including related oversight and reporting requirements. The Valuation Rule also defines when market quotations are “readily available,” which is the threshold for determining whether a Fund must fair value a security. Among other things, the Valuation Rule permits the Board to designate the Manager as Valuation Designee to perform the Fund’s fair value determinations subject to board oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Manager’s fair value determinations. Effective September 8, 2022, the Board has designated the Manager as valuation designee to perform fair value functions in accordance with the requirements of the Valuation Rule.

Securities may be valued at fair value, as determined in good faith and pursuant to the Manager’s procedures approved by the Board, under certain limited circumstances. For example, fair value pricing will be used for fixed-income securities and when market quotations are not readily available or reliable, as determined by the Manager, such as when (i) trading for a security is restricted or stopped; (ii) a security’s trading market is closed (other than customary closings); or (iii) a security has been de-listed from a national exchange. A security with limited market liquidity may require fair value pricing if the Manager determines that the available price does not reflect the security’s true market value. In addition, if a significant event that the Manager determines to affect the value of one or more securities held by a Fund occurs after the close of a related exchange but before the determination of a Fund’s NAV, fair value pricing may be used on the affected security or securities. Securities of small-capitalization companies are also more likely to require a fair value determination using these procedures because they are more thinly traded

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2024 (Unaudited)

and less liquid than the securities of larger-capitalization companies. The Funds may fair value securities as a result of significant events occurring after the close of the foreign markets in which a Fund invests as described below. In addition, the Funds may invest in illiquid securities requiring these procedures.

A Fund may use fair value pricing for securities primarily traded in non-U.S. markets because most foreign markets close well before a Fund’s pricing time of 4:00 p.m. ET. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. If the Manager determines that the last quoted prices of non-U.S. securities will, in its judgment, materially affect the value of some or all a Fund’s portfolio securities, the Manager can adjust the previous closing prices to reflect what it believes to be the fair value of the securities as of the close of the Exchange. In deciding whether it is necessary to adjust closing prices to reflect fair value, the Manager reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. These securities are fair valued using a pricing service, using methods approved by the Manager, that considers the correlation of the trading patterns of the foreign security to intraday trading in the U.S. markets, based on indices of domestic securities and other appropriate indicators such as prices of relevant American Depositary Receipts (“ADRs”) and futures contracts. The Manager’s Valuation Committee may also fair value securities in other situations, such as when a particular foreign market is closed but a Fund is open. A Fund uses outside pricing services to provide closing prices and information to evaluate and/or adjust those prices. As a means of evaluating its security valuation process, the Valuation Committee routinely compares closing prices, the next day’s opening prices in the same markets and adjusted prices.

Attempts to determine the fair value of securities introduce an element of subjectivity to the pricing of securities. As a result, the price of a security determined through fair valuation techniques may differ from the price quoted or published by other sources and may not accurately reflect the market value of the security when trading resumes. If a reliable market quotation becomes available for a security formerly valued through fair valuation techniques, the Manager compares the new market quotation to the fair value price to evaluate the effectiveness of a Fund’s fair valuation procedures. If any significant discrepancies are found, the Manager may adjust Manager’s fair valuation procedures for a Fund.

Valuation Inputs

Various inputs may be used to determine the fair value of the Funds’ investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1 -	Quoted prices in active markets for identical securities.

Level 2 -	Prices determined using other significant observable inputs. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Level 3 -	Prices determined using other significant unobservable inputs. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in pricing an investment.

Level 1 and Level 2 trading assets and trading liabilities, at fair value

Common stocks, ETFs, preferred securities and financial derivative instruments, such as futures contracts or options that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied,

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2024 (Unaudited)

they are categorized as Level 1 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are generally categorized as Level 2 of the fair value hierarchy. Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the close of the Exchange. These securities are valued using pricing service providers that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Fixed-income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. Treasury obligations, sovereign issues, bank loans, convertible preferred securities, and non-U.S. bonds are normally valued by pricing service providers that use broker dealer quotations, reported trades or valuation estimates from their internal pricing models. The service providers’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates, and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy. Fixed-income securities purchased on a delayed-delivery basis are marked-to-market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities (“ABS”) are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by pricing service providers that use broker-dealer quotations or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows, and market-based yield spreads for each tranche, and incorporates deal collateral performance, as available. Mortgage-related and ABS that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

With respect to a Fund’s investments that do not have readily available market quotations, the Board has designated the Adviser as its valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Act (the “Valuation Designee”). If market prices are not readily available or are deemed unreliable, the Valuation Designee will use the fair value of the security or other instrument as determined in good faith under policies and procedures established by and under the supervision of the Board (“Valuation Procedures”). Market prices are considered not readily available where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of a Fund’s portfolio holdings or assets. In addition, market prices are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities or other instruments trade do not open for trading for the entire day and no other market prices are available. Fair value pricing is subjective in nature and the use of fair value pricing by the Valuation Designee may cause the NAV of a Fund’s shares to differ significantly from the NAV that would have been calculated using market prices at the close of the exchange on which a portfolio holding is primarily traded. There can be no assurance that a Fund could obtain the fair value assigned to an investment if a Fund were to sell the investment at approximately the time at which a Fund determines its NAV.

Investments in registered open-end investment management companies will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy.

OTC financial derivative instruments, such as forward foreign currency contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker dealer quotations or pricing service providers. Depending on the product and the terms of the transaction, the fair value of the financial derivative contracts can be estimated by a pricing service provider using a series of techniques, including simulation pricing models. The pricing models use inputs that are

American Beacon FundsSM

Supplementary Notes to Schedules of Investments

October 31, 2024 (Unaudited)

observed from actively quoted markets such as issuer details, indices, spreads, interest rates, curves, dividends, and exchange rates. Financial derivatives that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value

The valuation techniques and significant inputs used in determining the fair values of financial instruments classified as Level 3 of the fair value hierarchy are as follows.

Securities and other assets for which market quotes are not readily available are valued at fair value as determined in good faith by the Manager or persons acting under their oversight and may be categorized as Level 3 of the fair value hierarchy.

Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information or broker quotes), including where events occur after the close of the relevant market, but prior to the Exchange close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade, do not open for trading for the entire day and no other market prices are available. The Board has designated to the Manager as responsible for monitoring significant events that may materially affect the fair values of a Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be re-evaluated in light of such significant events.

The Manager has selected methods for valuing securities and other assets in circumstances where market quotes are not readily available, and oversees the application of those valuation methods. In the event that the security or asset cannot be valued, pursuant to one of the valuation methods selected by the Manager, the fair value of the security or asset will be determined in good faith by the Valuation Committee.

When a Fund uses fair valuation methods applied by the Manager that use significant unobservable inputs to determine its NAV, the securities priced using this methodology are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot guarantee that values determined by the Manager or persons acting under their oversight would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold.